COMMON STOCK - Common Stock Issuances (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Jul. 26, 2023
Common Stock
Common stock issued, net of forfeitures	820,591	805,562	546,235
Repurchase of common stock (in shares)	974,869	1,246,616
Value of shares authorized to be repurchased				$ 200
Remaining authorized amount, repurchase of stock plan	$ 173
Average Share Price
Repurchase of common stock (dollars per share)	$ 84.27	$ 76.83
Stock Purchase Plan
Common Stock
Common stock issued	33,000	44,000
Average Share Price
Common stock issued (dollars per share)	$ 98.20	$ 73.45
Stock Gift Program
Common Stock
Common stock issued	2,000	2,000
Average Share Price
Common stock issued (dollars per share)	$ 95.42	$ 78.23
Director Compensation Plan
Common Stock
Common stock issued	3,000	4,000
Average Share Price
Common stock issued (dollars per share)	$ 92.82	$ 79.98
LTSIP
Common Stock
Common stock issued	756,000	755,000
Average Share Price
Common stock issued (dollars per share)	$ 86.14	$ 82.73
Executive Stock Grants Plan
Common Stock
Common stock issued	75,000	62,000
Average Share Price
Common stock issued (dollars per share)	$ 85.89	$ 82.87
Deferred Compensation Plans
Common Stock
Common stock issued	124,000	113,000
Average Share Price
Common stock issued (dollars per share)	$ 88.43	$ 81.86
Stock grant programs
Common Stock
Common stock issued, net of forfeitures	821,000	806,000
Forfeitures	(15,000)	(17,000)
Average Share Price
Common stock issued (dollars per share)	$ 86.16	$ 82.71